UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-4670

DWS Global/International Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 08/31

Date of reporting period: 05/31/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of May 31, 2007 (Unaudited)

DWS Global Thematic Fund

	Shares	Value ($)

Common Stocks 94.0%
Argentina 0.5%
Banco Macro SA (ADR) (Cost $10,688,374)	296,000	10,573,120
Australia 0.5%
Australian Wealth Management Ltd. (Cost $10,929,841)	5,196,655	11,661,370
Austria 1.8%
Erste Bank der oesterreichischen Sparkassen AG* (a)	133,100	10,441,098
Wienerberger AG (a)	394,298	29,763,705

(Cost $29,148,569)		40,204,803

Brazil 1.9%
Diagnosticos da America SA	505,500	11,902,012
Santos-Brasil SA (Unit)	1,770,400	24,883,290
Wilson Sons Ltd. (BDR)*	339,500	4,329,906

(Cost $35,636,486)		41,115,208
Canada 1.5%
Coalcorp Mining, Inc.*	6,890,500	4,187,383
Goldcorp, Inc.	785,900	18,905,392
Meridian Gold, Inc.*	403,700	10,311,410

(Cost $27,508,186)		33,404,185
China 0.6%
Focus Media Holding Ltd. (ADR)*	181,700	8,036,591
Sunshine Holdings Ltd.	24,641,000	6,223,133

(Cost $13,099,372)		14,259,724
Finland 0.6%
M-real Oyj "B" (a) (Cost $13,764,650)	1,959,900	13,317,566
France 2.5%
PPR (a)	112,644	20,561,720
Total SA (a)	231,414	17,437,219
Vallourec SA	55,021	17,608,858

(Cost $39,096,828)		55,607,797
Germany 12.2%
Adidas AG	336,194	21,460,221
Air Berlin PLC*	762,400	17,952,316
Axel Springer AG (a)	140,306	24,638,802
Bayer AG (a)	266,016	19,146,082
Commerzbank AG (a)	565,322	27,810,041
Deutsche Post AG (Registered)	889,225	28,285,164
Deutsche Telekom AG	780,039	14,463,223
Epcos AG	795,651	17,343,518
GfK AG (a)	219,617	10,555,455
Premiere AG* (a)	284,036	6,917,538
SAP AG (ADR) (a)	284,100	13,562,934
Siemens AG (Registered) (a)	251,437	33,135,143
Stada Arzneimittel AG (a)	306,482	19,798,680
TUI AG* (a)	460,547	12,517,710

(Cost $222,931,018)		267,586,827
Greece 0.7%
Alpha Bank AE (Cost $15,947,307)	499,000	15,805,439
Hong Kong 3.7%
A-S China Plumbing Products Ltd.*	6,700,000	2,831,548
China Mobile Ltd. (ADR)	285,800	13,266,836
China Properties Group Ltd.*	27,842,000	10,411,623
China Water Affairs Group Ltd.*	15,354,700	9,202,850
China Yurun Food Group Ltd.	10,193,000	12,270,579
Great Eagle Holdings Ltd.	2,902,000	11,130,877
Hongkong & Shanghai Hotels Ltd.	7,366,721	11,924,948
Industrial & Commercial Bank of China (Asia) Ltd.	4,234,700	9,219,487

(Cost $72,521,686)		80,258,748
Hungary 1.0%
MOL Hungarian Oil and Gas Nyrt. (Cost $16,799,129)	166,300	21,455,503

Indonesia 0.7%
PT Telekomunikasi Indonesia (ADR) (Cost $14,453,772)	338,700	14,885,865
Ireland 0.9%
Depfa Bank PLC (Cost $19,619,131)	1,046,800	19,296,735
Israel 1.5%
NICE Systems Ltd. (ADR)*	391,800	14,845,302
Teva Pharmaceutical Industries Ltd. (ADR)	464,000	18,188,800

(Cost $26,675,712)		33,034,102
Italy 0.5%
Banca Popolare di Milano (Cost $12,991,365)	747,700	11,207,587
Japan 9.7%
Aiful Corp. (a)	242,400	7,588,694
Credit Saison Co., Ltd.	709,200	20,337,781
FANUC Ltd.	135,300	12,918,537
Fast Retailing Co., Ltd.	200,800	15,559,113
Fukuoka Financial Group, Inc.*	1,678,000	13,167,543
Mitsui Fudosan Co., Ltd.	719,000	22,627,527
Mizuho Financial Group, Inc.	6,420	45,420,049
Nomura Holdings, Inc.	754,500	15,437,182
ORIX Corp.	107,300	28,742,646
Promise Co., Ltd. (a)	173,700	6,037,395
Seven & I Holdings Co., Ltd.	490,000	14,172,555
Shinsei Bank Ltd.	2,454,000	10,767,757

(Cost $186,778,725)		212,776,779
Kazakhstan 0.4%
KazMunaiGas Exploration Production (GDR) 144A* (Cost $5,911,632)	403,800	7,971,012
Korea 4.0%
CDNetworks Co., Ltd.*	433,413	12,379,224
Daesang Corp.*	463,136	6,439,377
Kangwon Land, Inc.	517,500	11,294,864
Kookmin Bank	216,200	19,597,349
Kookmin Bank (ADR)	68,300	6,173,637
Samsung Electronics Co., Ltd.	54,950	31,685,978

(Cost $82,731,894)		87,570,429
Malaysia 1.3%
AMMB Holdings Bhd.	10,173,600	11,734,740
Resorts World Bhd.	10,109,000	9,578,043
Steppe Cement Ltd.*	1,271,215	7,236,757

(Cost $19,505,332)		28,549,540
Mexico 1.9%
Fomento Economico Mexicano SAB de CV (ADR)	284,400	11,330,496
Grupo Televisa SA (ADR)	1,056,800	30,414,704

(Cost $40,582,795)		41,745,200
Netherlands 2.3%
ABN AMRO Holding NV	776,209	37,212,946
Koninklijke DSM NV	281,870	14,002,646

(Cost $33,164,238)		51,215,592

Pakistan 0.3%
MCB Bank Ltd. (GDR) 144A (Cost $3,947,478)	257,907	5,738,421
Russia 3.0%
Gazprom (ADR)	1,391,476	50,788,874
Surgutneftegaz (ADR) (a)	115,300	6,237,730
VTB Bank (GDR) 144A*	706,500	7,983,450

(Cost $71,897,827)		65,010,054
Singapore 0.6%
CapitaRetail China Trust (REIT)*	711,000	1,349,940
Food Empire Holdings Ltd.	9,408,000	6,203,731
Olam International Ltd.	2,717,100	5,979,608

(Cost $12,523,225)		13,533,279
South Africa 2.1%
Gold Fields Ltd.	548,700	9,287,826
Gold Fields Ltd. (ADR)	468,400	8,112,688
Lewis Group Ltd.	1,254,700	11,613,024
Naspers Ltd. "N"	664,500	17,541,120

(Cost $41,580,045)		46,554,658
Sweden 2.7%
OMX AB	607,800	19,632,237
Rezidor Hotel Group AB	2,191,400	20,269,041
Telefonaktiebolaget LM Ericsson "B" (a)	5,320,400	20,183,903

(Cost $47,449,342)		60,085,181
Switzerland 2.8%
Credit Suisse Group (Registered) (a)	345,713	26,292,591
UBS AG (Registered)	543,399	35,448,710

(Cost $52,683,806)		61,741,301
Taiwan 2.0%
Asustek Computer, Inc.	5,995,000	14,788,580
High Tech Computer Corp.	946,000	17,638,089
Hon Hai Precision Industry Co., Ltd.	1,598,000	11,293,884

(Cost $46,091,415)		43,720,553
Thailand 1.4%
Bangkok Bank PCL (Foreign Registered)	1,466,000	4,950,925
Seamico Securities PCL (Foreign Registered)	32,976,800	3,865,622
Siam City Bank PCL (Foreign Registered)	9,375,900	4,784,749
Thai Oil PCL (Foreign Registered)	2,912,300	5,675,769
True Corp. PCL (Foreign Registered)*	51,209,100	11,976,143

(Cost $25,527,175)		31,253,208
Turkey 1.4%
Hurriyet Gazetecilik ve Matbaacilik AS*	5,689,400	17,100,588
Turkiye Is Bankasi "C"	3,094,080	14,442,953

(Cost $27,397,409)		31,543,541
United Arab Emirates 0.5%
Emaar Properties (Cost $10,660,185)	3,236,293	10,751,658
United Kingdom 5.2%
Anglo American PLC	165,275	9,945,458
GlaxoSmithKline PLC	1,100,704	28,551,514
Old Mutual PLC	10,603,938	36,366,557

Standard Chartered PLC	1,163,591	39,398,854

(Cost $97,507,161)		114,262,383
United States 21.3%
Akamai Technologies, Inc.*	522,900	23,117,409
Apple, Inc.*	121,700	14,793,852
BMB Munai, Inc.* (a)	480,000	2,635,200
Briggs & Stratton Corp. (a)	270,200	8,767,990
Bunge Ltd.	139,700	10,913,364
Caterpillar, Inc.	142,100	11,166,218
Chiquita Brands International, Inc. (a)	798,600	14,646,324
Cisco Systems, Inc.*	1,850,500	49,815,460
E.W. Scripps Co. "A"	344,900	15,734,338
ExxonMobil Corp.	214,000	17,798,380
Gateway, Inc.*	3,558,300	6,369,357
General Electric Co.	943,500	35,456,730
Harley-Davidson, Inc.	227,400	13,891,866
Intel Corp.	971,350	21,534,829
Johnson & Johnson	365,300	23,112,531
Medtronic, Inc.	182,100	9,682,257
Monsanto Co.	349,000	21,498,400
New York Times Co. "A" (a)	535,600	13,448,916
Newmont Mining Corp.	373,900	15,210,252
Office Depot, Inc.*	611,200	22,247,680
Pantry, Inc.*	277,900	12,105,324
Pfizer, Inc.	521,500	14,336,035
Schlumberger Ltd.	187,000	14,561,690
SiRF Technology Holdings, Inc.* (a)	494,100	10,721,970
St. Jude Medical, Inc.*	343,600	14,668,284
United Parcel Service, Inc. "B"	295,100	21,238,347
Walter Industries, Inc. (a)	420,100	13,523,019
Yahoo!, Inc.*	131,900	3,785,530
Zimmer Holdings, Inc.*	132,300	11,650,338

(Cost $404,255,682)		468,431,890

Total Common Stocks (Cost $1,792,006,792)		2,066,129,258
Warrants 0.3%
United States
Citigroup Global Markets Holdings, Inc., Expiration Date 3/17/2008* (Cost $6,226,372)	934,900	6,235,783
Preferred Stock 0.7%
Brazil
Net Servicos de Comunicacao SA* (Cost $10,420,397)	960,551	16,200,860
	Principal Amount ($)	Value ($)

Other Investments 0.0%
Brazil
Companhia Vale do Rio Doce* (Cost $0)	389,000	200,474

	Shares	Value ($)

Exchange Traded Funds 2.2%
United States
Biotech HOLDRs Trust (a)	76,350	13,922,423
iShares Nasdaq Biotechnology Index Fund* (a)	411,600	33,496,008

Total Exchange Traded Funds (Cost $43,141,840)		47,418,431
Call Options Purchased 0.0%
Wal-Mart Stores, Inc., Strike Price $50.0, Expiration Date 6/16/2007 (Cost $2,141,397)	15,806	126,448
Securities Lending Collateral 13.1%
Daily Assets Fund Institutional, 5.35% (b) (c) (Cost $288,499,248)	288,499,248	288,499,248
Cash Equivalents 2.2%
Cash Management QP Trust, 5.32% (b) (Cost $47,167,425)	47,167,425	47,167,425
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $2,189,603,471)	112.5	2,471,977,927
Other Assets and Liabilities, Net	(12.5)	(274,164,213)

Net Assets	100.0	2,197,813,714

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
(a)

All or a portion of these securities were on loan amounting to $265,950,903. In addition, included in other assets and liabilities, net is a pending sale, amounting to $10,489,758 for a security that is also on loan. The value of all securities loaned at May 31, 2007 amounted to $276,440,661 which is 12.6% of net assets.

(b)		Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)		Represents collateral held in connection with securities lending.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
BDR: Bearer Depository Receipt
GDR: Global Depositary Receipt
HOLDRs: Holding Company Depositary Receipts
REIT: Real Estate Investment Trust

At May 31, 2007, the DWS Global Thematic Fund had the following sector diversification:
Sector	Market Value ($)	As a % of Common and Preferred Stocks
Financials	599,632,423	28.8%
Consumer Discretionary	330,154,537	15.9%
Information Technology	283,859,819	13.6%
Industrials	272,416,226	13.1%
Health Care	151,890,452	7.3%
Energy	148,748,760	7.1%
Materials	146,974,477	7.1%
Consumer Staples	94,061,358	4.5%
Telecommunication Services	54,592,066	2.6%
Total Common and Preferred Stocks	2,082,330,118	100.0%

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Global Thematic Fund, a series of DWS Global/International Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	July 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Global Thematic Fund, a series of DWS Global/International Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	July 20, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        July 20, 2007